Warranty Obligations (Tables)	12 Months Ended
Dec. 31, 2014
Product Warranties Disclosures [Abstract]
Schedule of Product Warranty Liability
The table below summarizes the activity in the product warranty liability for the years ended December 31, 2014 and 2013:

	Year Ended December 31,
	2014	2013
	(in millions)
Accrual balance at beginning of year	$160	$154
Provision for estimated warranties incurred during the year	53	58
Provision for changes in estimate for pre-existing warranties	(4)	(3)
Settlements made during the year (in cash or in kind)	(56)	(56)
Foreign currency translation and other	(7)	7
Accrual balance at end of year	$146	$160